SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	529,516	7,280	529,516	7,280	9,292	20,885
Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	505,887	4,693	505,887	4,693	4,668	15,528
Restricted Stock Units - Vested and Unissued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	276	115	276	115	115	116
Restricted Stock Units Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	22,835	1,954	22,835	1,954	3,992	772
Common stock in abeyance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities						3,912
Investment Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	389	389	389	389	389	389
Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	129	129	129	129	128	168